Severance Indemnities and Pension Plans [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Components of Net Periodic Benefit Cost of Pension Benefits, SIPs and Other Benefits [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2016	2017	2018	2016		2017		2018
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥47,739	¥49,057	¥47,064	¥14,842	¥1,409	¥13,107	¥990	¥10,169	¥676
Interest cost on projected benefit obligation	16,529	12,308	14,383	18,120	1,843	15,287	1,229	15,359	1,079
Expected return on plan assets	(59,461)	(60,255)	(68,432)	(30,486)	(2,341)	(29,339)	(2,047)	(32,110)	(2,122)
Amortization of net actuarial loss	7,698	17,764	7,309	11,743	1,810	12,707	1,366	8,847	1,124
Amortization of prior service cost	(7,613)	(6,348)	(1,094)	(2,307)	(927)	(2,045)	(1,534)	(3,090)	(2,775)
Loss (gain) on settlements and curtailment	(1,168)	(1,765)	(4,394)	11	—	(208)	—	52	—

Net periodic benefit cost (income)	¥3,724	¥10,761	¥(5,164)	¥11,923	¥1,794	¥9,509	¥4	¥(773)	¥(2,018)

Summary of Assumptions Used in Computation [Table Text Block]

	Domestic subsidiaries			Foreign offices and subsidiaries
	2016	2017	2018	2016		2017		2018
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	0.93%	0.68%	0.82%	3.87%	3.83%	3.90%	3.03%	3.52%	3.61%
Discount rates in determining benefit obligation	0.68	0.82	0.76	4.17	4.09	3.81	3.86	3.38	3.43
Rates of increase in future compensation level for determining expense	3.23	3.23	3.23	4.65	—	4.65	—	4.65	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.23	3.21	4.65	—	4.65	—	4.65	—
Expected rates of return on plan assets	2.60	2.75	2.87	6.81	7.50	6.80	7.50	6.71	7.50

Assumed Health Care Cost Trend Rates and Effect of a One-percentage-point Change for Foreign Offices and Subsidiaries [Table Text Block]

	MUAH		Other than MUAH
	2017(1)	2018(1)	2017(1)	2018(1)
Initial trend rate	4.64%	4.44%	7.50%	7.00%
Ultimate trend rate	3.96%	3.94%	4.50%	4.50%
Year the rate reaches the ultimate trend rate	2026	2026	2026	2026

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥226	¥(226)	¥44	¥(35)
Effect on postretirement benefit obligation	3,729	(3,164)	779	(616)

Note:

(1)	Fiscal years of MUFG Americas Holdings and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2016 and 2017, respectively.

Combined Funded Status and Amounts Recognized in Balance Sheets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2017	2018	2017		2018
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,850,847	¥1,793,848	¥470,578	¥46,061	¥478,463	¥35,222
Service cost	49,057	47,064	13,107	990	10,169	676
Interest cost	12,308	14,383	15,287	1,229	15,359	1,079
Plan participants’ contributions	—	—	13	866	28	455
Acquisitions/ Divestitures	(192)	(29)	—	—	—	—
Amendments	654	—	(8,311)	(8,562)	—	—
Actuarial loss (gain)	(35,868)	49,678	26,295	(489)	25,519	506
Benefits paid	(67,038)	(67,913)	(16,359)	(3,182)	(19,388)	(2,520)
Lump-sum payment	(15,920)	(15,237)	(724)	—	(861)	—
Translation adjustments and other	—	—	(21,423)	(1,691)	(7,233)	(1,071)

Benefit obligation at end of fiscal year	1,793,848	1,821,794	478,463	35,222	502,056	34,347

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,200,033	2,346,310	457,989	30,653	477,479	30,339
Actual return on plan assets	159,287	250,704	35,040	1,902	75,824	4,890
Employer contributions	54,000	74,181	21,648	1,099	16,969	190
Acquisitions/ Divestitures	28	47	—	—	—	—
Plan participants’ contributions	—	—	13	866	28	455
Benefits paid	(67,038)	(67,913)	(16,359)	(3,182)	(19,388)	(2,520)
Translation adjustments and other	—	—	(20,852)	(999)	(8,266)	(888)

Fair value of plan assets at end of fiscal year	2,346,310	2,603,329	477,479	30,339	542,646	32,466

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥569,218	¥798,849	¥43,405	¥—	¥83,578	¥2,552
Accrued benefit cost	(16,756)	(17,314)	(44,389)	(4,883)	(42,988)	(4,433)

Net amount recognized	¥552,462	¥781,535	¥(984)	¥(4,883)	¥40,590	¥(1,881)

Aggregated Accumulated Benefit Obligations [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2017	2018	2017	2018
	(in millions)
Aggregated accumulated benefit obligations	¥1,758,736	¥1,784,837	¥457,591	¥475,522

Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2017	2018	2017	2018
	(in millions)
Projected benefit obligations	¥21,625	¥22,445	¥90,315	¥62,511
Accumulated benefit obligations	21,625	22,445	80,258	52,012
Fair value of plan assets	4,988	5,272	45,925	19,521

Amounts Recognized in Accumulated OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2017	2018	2017		2018
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥271,164	¥135,656	¥143,070	¥11,229	¥111,820	¥7,449
Prior service cost	(7,763)	(6,669)	(21,710)	(9,370)	(17,936)	(6,237)

Gross amount recognized in Accumulated OCI	263,401	128,987	121,360	1,859	93,884	1,212
Taxes	(122,871)	(81,747)	(47,387)	(534)	(25,251)	(358)

Net amount recognized in Accumulated OCI	¥140,530	¥47,240	¥73,973	¥1,325	¥68,633	¥854

Amounts Recognized in OCI [Table Text Block]

	Domestic subsidiaries		Foreign offices and subsidiaries
	2017	2018	2017		2018
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥(134,902)	¥(132,593)	¥20,461	¥(330)	¥(18,165)	¥(2,262)
Prior service cost arising during the year	654	—	(8,311)	(8,562)	—	—
Losses (gains) due to amortization:
Net actuarial loss	(17,764)	(7,309)	(12,707)	(1,366)	(8,847)	(1,124)
Prior service cost	6,348	1,094	2,045	1,534	3,090	2,775
Curtailment and settlement	1,765	4,394	208	—	(52)	—
Foreign currency translation adjustments	—	—	(3,910)	(779)	(3,502)	(36)

Total changes in Accumulated OCI	¥(143,899)	¥(134,414)	¥(2,214)	¥(9,503)	¥(27,476)	¥(647)

Expected Amounts that Will be Amortized from Accumulated OCI in Next Fiscal Year [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥1,419	¥10,592	¥693
Prior service cost	(1,274)	(3,107)	(2,046)

Total	¥145	¥7,485	¥(1,353)

Weighted-average Target Asset Allocation of Plan Assets for Pension Benefits and Other Benefits [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	41.3%	0.3%	—%
Japanese debt securities	32.0	—	—
Non-Japanese equity securities	14.2	57.4	70.0
Non-Japanese debt securities	8.3	30.4	30.0
Real estate	1.5	9.9	—
Short-term assets	2.7	2.0	—

Total	100.0%	100.0%	100.0%

Expected Contributions to Plan Assets in Next Fiscal Year [Table Text Block]

For the pension benefits of domestic subsidiaries	¥75.2 billion
For the pension benefits of foreign offices and subsidiaries	2.6 billion
For the other benefits of foreign offices and subsidiaries	0.5 billion

Estimated Future Benefit Payments [Table Text Block]

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2019	¥84,208	¥20,888	¥1,933
2020	81,662	22,113	2,018
2021	81,591	23,033	2,090
2022	81,714	23,771	2,145
2023	81,370	25,343	2,199
Thereafter (2024-2028)	401,939	171,865	10,761

Reconciliation of Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) [Table Text Block]

	Domestic subsidiaries
Assets category	March 31, 2016	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2017
	(in millions)
Other debt securities	¥5,927	¥(669)	¥4	¥(5,054)	¥—	¥—	¥208
Other investment funds	537	1	1	(333)	—	—	206

Total	¥6,464	¥(668)	¥5	¥(5,387)	¥—	¥—	¥414

	Foreign offices and subsidiaries
Assets category	March 31, 2016	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2017
	(in millions)
Other investments	¥985	¥—	¥(34)	¥(191)	¥—	¥—	¥760

Total	¥985	¥—	¥(34)	¥(191)	¥—	¥—	¥760

	Domestic subsidiaries
Assets category	March 31, 2017	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2018
	(in millions)
Other debt securities	¥208	¥(6)	¥(18)	¥887	¥—	¥—	¥1,071
Other investment funds	206	36	—	(242)	—	—	—

Total	¥414	¥30	¥(18)	¥645	¥—	¥—	¥1,071

	Foreign offices and subsidiaries
Assets category	March 31, 2017	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2018
	(in millions)
Other investments	¥760	¥51	¥(2)	¥(654)	¥—	¥—	¥155

Total	¥760	¥51	¥(2)	¥(654)	¥—	¥—	¥155

Pension Benefits [Member]
Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2017		2018		2017		2018
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥101,958		¥83,205		¥—		¥—
Japanese debt securities	222,785		252,730		—		—
Non-Japanese marketable equity securities	187,939		151,893		—		—
Non-Japanese debt securities	84,199		100,998		—		—
Other	113,519		135,275		—		—

Total pooled funds	710,400		724,101		—		—

Other investment funds	382,628	(1)	458,851	(1)	252,605	(2)	279,965	(2)

Total	¥1,093,028		¥1,182,952		¥252,605		¥279,965

Notes:

(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥358,584 million and ¥13,550 million, respectively, at March 31, 2017 and ¥433,221 million and ¥13,664 million, respectively, at March 31, 2018.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥54,689 million, ¥40,779 million and ¥138,987 million, respectively, at March 31, 2017 and ¥63,088 million, ¥40,205 million and ¥158,249 million, respectively, at March 31, 2018.

Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2017	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥137,201	¥—	¥—	¥137,201	¥—	¥—	¥—	¥—
Non-Japanese government bonds	14,817	2,411	—	17,228	16,161	3,811	—	19,972
Other debt securities	211	1,858	208	2,277	—	67,956	—	67,956
Japanese marketable equity securities	810,772	—	—	810,772	856	—	—	856
Non-Japanese marketable equity securities	33,385	287	—	33,672	37,986	682	—	38,668
Other investment funds	—	—	206	206	83,868	10,042	—	93,910	(2)
Japanese general account of life insurance companies(1)	—	225,921	—	225,921	—	—	—	—
Other investments	3,423	22,582	—	26,005	48	2,704	760	3,512

Total	¥999,809	¥253,059	¥414	¥1,253,282	¥138,919	¥85,195	¥760	¥224,874

At March 31, 2018	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥139,847	¥—	¥—	¥139,847	¥—	¥—	¥—	¥—
Non-Japanese government bonds	15,552	944	—	16,496	17,945	4,081	—	22,026
Other debt securities	201	3,482	1,071	4,754	—	81,968	—	81,968
Japanese marketable equity securities	934,691	—	—	934,691	887	—	—	887
Non-Japanese marketable equity securities	71,729	255	—	71,984	42,166	815	—	42,981
Other investment funds	—	—	—	—	99,798	9,997	—	109,795	(2)
Japanese general account of life insurance companies(1)	—	225,925	—	225,925	—	—	—	—
Other investments	3,485	23,195	—	26,680	2	4,867	155	5,024

Total	¥1,165,505	¥253,801	¥1,071	¥1,420,377	¥160,798	¥101,728	¥155	¥262,681

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.25% from April 1, 2016 to March 31, 2017 and 1.24% from April 1, 2017 to March 31, 2018.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥79,763 million and ¥310 million, respectively, which were held by MUFG Americas Holdings at December 31, 2016 and ¥93,821 million and ¥516 million, respectively, at December 31, 2017.

Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

At March 31, 2017	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥137,201	¥—	¥—	¥137,201	¥—	¥—	¥—	¥—
Non-Japanese government bonds	14,817	2,411	—	17,228	16,161	3,811	—	19,972
Other debt securities	211	1,858	208	2,277	—	67,956	—	67,956
Japanese marketable equity securities	810,772	—	—	810,772	856	—	—	856
Non-Japanese marketable equity securities	33,385	287	—	33,672	37,986	682	—	38,668
Other investment funds	—	—	206	206	83,868	10,042	—	93,910	(2)
Japanese general account of life insurance companies(1)	—	225,921	—	225,921	—	—	—	—
Other investments	3,423	22,582	—	26,005	48	2,704	760	3,512

Total	¥999,809	¥253,059	¥414	¥1,253,282	¥138,919	¥85,195	¥760	¥224,874

At March 31, 2018	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥139,847	¥—	¥—	¥139,847	¥—	¥—	¥—	¥—
Non-Japanese government bonds	15,552	944	—	16,496	17,945	4,081	—	22,026
Other debt securities	201	3,482	1,071	4,754	—	81,968	—	81,968
Japanese marketable equity securities	934,691	—	—	934,691	887	—	—	887
Non-Japanese marketable equity securities	71,729	255	—	71,984	42,166	815	—	42,981
Other investment funds	—	—	—	—	99,798	9,997	—	109,795	(2)
Japanese general account of life insurance companies(1)	—	225,925	—	225,925	—	—	—	—
Other investments	3,485	23,195	—	26,680	2	4,867	155	5,024

Total	¥1,165,505	¥253,801	¥1,071	¥1,420,377	¥160,798	¥101,728	¥155	¥262,681

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.25% from April 1, 2016 to March 31, 2017 and 1.24% from April 1, 2017 to March 31, 2018.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥79,763 million and ¥310 million, respectively, which were held by MUFG Americas Holdings at December 31, 2016 and ¥93,821 million and ¥516 million, respectively, at December 31, 2017.

Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Fair Value of Each Major Category of Plan Assets [Table Text Block]

	Foreign offices and subsidiaries
	2017				2018
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Non-Japanese government bonds	¥2,516	¥—	¥—	¥2,516	¥2,523	¥—	¥—	¥2,523
Other debt securities	—	5,219	—	5,219	—	5,797	—	5,797
Non-Japanese marketable equity securities	—	18	—	18	—	7	—	7
Other investment funds(1)	14,294	—	—	14,294	6,082	—	—	6,082
Other investments	2	6	—	8	1	264	—	265

Total	¥16,812	¥5,243	¥—	¥22,055	¥8,606	¥6,068	¥—	¥14,674

Note:

(1)	Other investment funds mainly consist of mutual funds.

Fair Values of Certain Investments Valued at Net Asset per Share (or Its Equivalent) [Table Text Block]

	Foreign offices and subsidiaries
Assets category	2017	2018
	(in millions)
Other investment funds(1)	¥8,284	¥17,792

Total	¥8,284	¥17,792

Note:

(1)	Other investment funds of the foreign offices and subsidiaries include mutual funds, common collective funds and pooled separate accounts with variable life insurance policies of ¥441 million, ¥2,298 million and ¥5,545 million, respectively, which were held by MUFG Americas Holdings at December 31, 2016 and ¥553 million, ¥11,332 million and ¥5,907 million, respectively, at December 31, 2017.